Chartered-in Vessels - Operating Lease Obligations - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Ownership percentage	100.00%
Teekay LNG-Marubeni Joint Venture
Property Subject to or Available for Operating Lease [Line Items]
Ownership percentage	52.00%
Teekay Tangguh Joint Venture
Property Subject to or Available for Operating Lease [Line Items]
Partnership interest owned	69.00%
Number of vessels | vessel	2
Tax indemnification | $	$ 6.6	$ 7.1
Operating lease arrangement period, lessor (in years)	20 years